Expense Example - UVA Unconstrained Medium-Term Fixed Income ETF - UVA Unconstrained Medium-Term Fixed Income ETF	Oct. 28, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	$ 987